JPMorgan Small Cap Equity Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.1%
Aerospace & Defense — 2.4%
Karman Holdings, Inc. * (a)	269	21,524
Loar Holdings, Inc. *	660	37,803
Woodward, Inc.	20	7,429
		66,756
Automobile Components — 0.4%
Gentex Corp.	570	12,448
Banks — 9.9%
BankUnited, Inc.	507	22,888
Commerce Bancshares, Inc.	658	32,356
Cullen/Frost Bankers, Inc.	268	36,772
First Financial Bancorp	893	24,891
First Hawaiian, Inc.	783	19,293
First Horizon Corp.	1,424	32,422
First Interstate BancSystem, Inc., Class A	766	25,575
ServisFirst Bancshares, Inc.	338	24,629
Wintrust Financial Corp.	263	36,491
WSFS Financial Corp.	414	27,112
		282,429
Beverages — 1.0%
Primo Brands Corp.	1,512	28,467
Building Products — 5.3%
AAON, Inc. (a)	257	21,313
Hayward Holdings, Inc. *	3,440	46,024
Janus International Group, Inc. *	3,692	19,012
Modine Manufacturing Co. *	199	43,078
Simpson Manufacturing Co., Inc.	125	21,562
		150,989
Capital Markets — 7.9%
Evercore, Inc., Class A	132	39,287
MarketAxess Holdings, Inc.	210	34,690
Miami International Holdings, Inc. *	714	27,800
Moelis & Co., Class A	440	25,098
Morningstar, Inc.	207	34,989
Ridgepost Capital, Inc., Class A (a)	1,133	8,227
StepStone Group, Inc., Class A	773	36,859
Wealthfront Corp. * (a)	1,771	16,379
		223,329
Chemicals — 5.2%
Balchem Corp.	178	30,068
Element Solutions, Inc.	1,363	46,538
Perimeter Solutions, Inc. *	1,076	26,267
Quaker Chemical Corp.	131	16,294
Solstice Advanced Materials, Inc.	371	28,272
		147,439

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Commercial Services & Supplies — 2.7%
Casella Waste Systems, Inc., Class A * (a)	437	34,699
MSA Safety, Inc.	261	42,704
		77,403
Communications Equipment — 0.7%
Digi International, Inc. *	422	20,352
Construction & Engineering — 1.8%
Legence Corp., Class A *	277	15,619
WillScot Holdings Corp. (a)	2,003	34,770
		50,389
Construction Materials — 0.9%
Eagle Materials, Inc.	136	25,677
Consumer Finance — 0.5%
Figure Technology Solutions, Inc., Class A * (a)	432	14,669
Consumer Staples Distribution & Retail — 2.1%
BJ's Wholesale Club Holdings, Inc. *	71	6,957
Chefs' Warehouse, Inc. (The) *	423	25,154
Performance Food Group Co. *	305	26,144
		58,255
Containers & Packaging — 0.5%
AptarGroup, Inc.	116	14,655
Distributors — 1.1%
Pool Corp.	159	32,165
Diversified Consumer Services — 1.7%
Bright Horizons Family Solutions, Inc. *	454	37,301
Driven Brands Holdings, Inc. * (a)	780	9,829
		47,130
Electric Utilities — 0.9%
Portland General Electric Co.	467	24,639
Electrical Equipment — 0.8%
Forgent Power Solutions, Inc., Class A * (a)	781	22,873
Electronic Equipment, Instruments & Components — 5.0%
Badger Meter, Inc.	253	38,574
Bel Fuse, Inc., Class B	127	25,211
Fabrinet (Thailand) *	79	41,104
Novanta, Inc. *	319	37,641
		142,530
Energy Equipment & Services — 2.1%
Cactus, Inc., Class A	498	23,561
Flowco Holdings, Inc., Class A	905	18,651
Liberty Energy, Inc.	568	16,366
		58,578

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Food Products — 1.3%
Freshpet, Inc. *	320	18,850
Utz Brands, Inc.	2,291	18,150
		37,000
Ground Transportation — 1.5%
Landstar System, Inc.	121	19,485
Saia, Inc. *	67	23,437
		42,922
Health Care Equipment & Supplies — 2.3%
Envista Holdings Corp. *	1,422	36,089
ICU Medical, Inc. *	220	28,394
		64,483
Health Care Providers & Services — 4.2%
Chemed Corp.	63	23,869
Concentra Group Holdings Parent, Inc.	1,194	25,598
Encompass Health Corp.	324	31,331
HealthEquity, Inc. *	399	33,357
Molina Healthcare, Inc. *	38	5,066
		119,221
Health Care Technology — 0.4%
Doximity, Inc., Class A *	532	12,389
Hotel & Resort REITs — 1.3%
Ryman Hospitality Properties, Inc.	393	36,226
Hotels, Restaurants & Leisure — 4.0%
Monarch Casino & Resort, Inc.	233	22,237
Planet Fitness, Inc., Class A *	473	35,156
Shake Shack, Inc., Class A *	257	22,760
Wyndham Hotels & Resorts, Inc.	416	33,809
		113,962
Industrial REITs — 0.7%
EastGroup Properties, Inc.	111	20,516
Insurance — 3.0%
Accelerant Holdings, Class A (Cayman Islands) *	1,068	14,274
Kinsale Capital Group, Inc.	102	34,971
Neptune Insurance Holdings, Inc., Class A * (a)	851	20,572
RLI Corp.	279	15,905
		85,722
IT Services — 0.4%
DigitalOcean Holdings, Inc. *	135	11,587
Leisure Products — 0.7%
Acushnet Holdings Corp. (a)	216	20,235
Life Sciences Tools & Services — 0.5%
Medpace Holdings, Inc. *	31	14,920

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — 4.7%
Alliance Laundry Holdings, Inc. * (a)	939	19,477
Hillman Solutions Corp. *	3,144	26,162
Lincoln Electric Holdings, Inc.	71	17,661
Middleby Corp. (The) *	221	29,267
RBC Bearings, Inc. *	74	39,924
		132,491
Oil, Gas & Consumable Fuels — 2.0%
DT Midstream, Inc.	189	25,408
SM Energy Co.	1,044	32,560
		57,968
Personal Care Products — 0.7%
elf Beauty, Inc. *	306	18,565
Professional Services — 2.8%
Andersen Group, Inc., Class A * (a)	577	15,690
First Advantage Corp. * (a)	1,687	19,845
Paylocity Holding Corp. *	218	23,573
Verra Mobility Corp. *	1,513	21,615
		80,723
Real Estate Management & Development — 2.6%
Colliers International Group, Inc. (Canada)	371	39,696
Cushman & Wakefield Ltd. *	2,786	34,157
		73,853
Semiconductors & Semiconductor Equipment — 3.4%
Allegro MicroSystems, Inc. (Japan) *	902	28,450
MACOM Technology Solutions Holdings, Inc. *	170	37,813
Power Integrations, Inc.	568	29,059
		95,322
Software — 2.8%
CCC Intelligent Solutions Holdings, Inc. *	2,585	15,513
Manhattan Associates, Inc. *	136	18,080
nCino, Inc. * (a)	898	13,448
Qualys, Inc. *	208	18,280
Tyler Technologies, Inc. *	39	13,469
		78,790
Specialty Retail — 0.9%
Five Below, Inc. *	48	10,940
Warby Parker, Inc., Class A *	728	15,346
		26,286
Trading Companies & Distributors — 3.0%
Applied Industrial Technologies, Inc.	142	37,557

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Trading Companies & Distributors — continued
Core & Main, Inc., Class A *	717	35,441
Xometry, Inc., Class A *	328	13,376
		86,374
Total Common Stocks (Cost $2,145,180)		2,730,727
Exchange-Traded Funds — 1.1%
U.S. Equity — 1.1%
iShares Russell 2000 ETF (a) (Cost $32,366)	124	30,814
Short-Term Investments — 5.6%
Investment Companies — 2.9%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $81,333)	81,329	81,337
Investment of Cash Collateral from Securities Loaned — 2.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (b) (c) (Cost $78,374)	78,374	78,374
Total Short-Term Investments (Cost $159,707)		159,711
Total Investments — 102.8% (Cost $2,337,253)		2,921,252
Liabilities in Excess of Other Assets — (2.8)%		(80,162)
NET ASSETS — 100.0%		2,841,090

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2026. The total value of securities on loan at March 31, 2026 is $79,832.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2026.

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,921,252	$—	$—	$2,921,252

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$178,285	$951,480	$1,048,435	$12	$(5)	$81,337	81,329	$2,798	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	62,215	720,104	703,945	—	—	78,374	78,374	1,933	—
Total	$240,500	$1,671,584	$1,752,380	$12	$(5)	$159,711		$4,731	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.